As filed with the Securities and Exchange Commission on March 6, 2014

1933 Act File No. 333-176316
1940 Act File No. 811-22599

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☐	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☐	PRE-EFFECTIVE AMENDMENT NO. 5
	☒	POST-EFFECTIVE AMENDMENT NO. 1

☐	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	☒	AMENDMENT NO. 6

AMERICAN REAL ESTATE INCOME FUND

Principal Executive Offices
405 Park Avenue
New York, NY 10022
1-212-415-6500

Agent for Service
The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801

Copies of information to:

Peter M. Fass, Esq. Gregory T. Merz, Esq. Proskauer Rose LLP Eleven Times Square New York, NY 10036 Tel: (212) 969-3000 Fax: (212) 969-2900	James A. Tanaka, Esq. RCS Capital 405 Park Avenue New York, NY 10022 (212) 415-6500 Fax: (646) 861-7743

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☑

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (b)

☐ an (date) pursuant to paragraph (a)

Explanatory Note

The sole purpose of this Post-Effective Amendment is to file new Exhibit (h)(4) and a corrected version of Exhibit (k)(5) to the Registration Statement. No other changes have been made to the Registration Statement. Accordingly, this Post-Effective Amendment consists only of this facing page, and amendments to Item 25.2 of Part C and the Exhibit Index to reflect the filing of these two exhibits.

AMERICAN REAL ESTATE INCOME FUND

PART C — OTHER INFORMATION

Item 25. Financial Statements and Exhibits

2. Exhibits:

(a)(1)	Agreement and Declaration of Trust.(1)
(a)(2)	Certificate of Trust. (1)
(a)(3)	Amended Certificate of Trust.(1)
(a)(4)	Amended and Restated Declaration of Trust(2)
(a)(5)	Amended Certificate of Trust(2)
(b)	Bylaws of Registrant.(2)
(c)	Not applicable.
(d)(1)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust.(2)
(d)(2)	Article 12 (Meetings) of the Bylaws of Registrant.(2)
(e)	Not applicable.
(f)	Not applicable.
(g)(1)	Investment Advisory Agreement. (2)
(g)(2)	Investment Sub-Advisory Agreement(2)
(h)(1)	Underwriting Agreement.(2)
(h)(2)	Form of Shareholder Servicing Plan and Agreement.(2)
(h)(3)	Form of Selected Dealer Agreement.(2)
(h)(4)	Form of New Account Application.(4)
(i)	Not applicable.
(j)	Custodian Agreement.(2)
(k)(1)	Administrative Services Agreement.(2)
(k)(2)	Sub-Administrative Services Agreement.(2)
(k)(3)	Transfer Agent Agreement.(2)
(k)(4)	Sub-Transfer Agent Agreement.(2)
(k)(5)	Expense Limitation Agreement.(4)
(k)(6)	CCO Services Agreement.(2)
(k)(7)	CFO Services Agreement.(2)
(l)	Opinion and consent of Proskauer Rose LLP.(2)
(m)	Not applicable.
(n)	Consent of Registrant’s independent registered public accounting firm.(2)
(o)	Not applicable.
(p)	Subscription Agreement.(2)
(r)(1)	Code of Ethics of the Registrant.(2)
(r)(2)	Code of Ethics of the Advisor.(2)
(r)(3)	Code of Ethics of Sub-Advisor.(2)
(r)(4)	Code of Ethics of the Principal Underwriter.(2)
(s)	Powers of Attorney and certified resolutions authorizing the same.(3)

(1)	Filed on August 15, 2011 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-176316 and 811-22599) and incorporated by reference herein.

C-1

(2)	Filed on February 14, 2014 with Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement of Form N-2 (File Nos. 333-176316 and 811-22599) and incorporated by reference herein.
(3)	Powers of Attorney for Mark Painter and Robert F. Amweg filed on February 14, 2014 with Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement of Form N-2 (File Nos. 333-176316 and 811-22599) and incorporated by reference herein. Power of Attorney for John H. Grady filed on January 23, 2013 with Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-2 (File Nos. 333-176316 and 811-22599) and incorporated by reference herein. All other powers of attorney filed on June 13, 2012 with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (File Nos. 333-176316 and 811-22599) and incorporated by reference herein.
(4)	Filed herewith.

C-2

SIGNATURES

The registrant represents that this post-effective amendment to its registration statement is filed solely for one or more of the purposes specified in paragraph (b)(1) in Rule 486 under the Securities Act of 1933, as amended (“Rule 486”) and that no material event requiring disclosure in the prospectus, other than one listed in paragraph (b)(1) of Rule 486 or one for which the Commission has approved a filing under paragraph b(1)(vi) of Rule 486 has occurred since the effective date of the registrant’s registration statement.

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 6th day of March, 2014.

AMERICAN REAL ESTATE INCOME FUND
By: * John H. Grady President, Treasurer and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
By: * John H. Grady	President, Treasurer and Secretary	March 6, 2014
By: * Gerard Scarpati	Chief Financial Officer	March 6, 2014
By: * Robert F. Amweg	Chief Compliance Officer	March 6, 2014
By: * Mark Painter	Vice President	March 6, 2014
By: * Christopher Pike	Vice President	March 6, 2014
By: * William M. Kahane	Trustee	March 6, 2014
By: * Robin Ann Ferracone	Trustee	March 6, 2014
By: * Mark Auerbach	Trustee	March 6, 2014
By: * Stanley R. Perla	Trustee	March 6, 2014
*By: /s/ Gregory T. Merz Gregory T. Merz Attorney-In-Fact

EXHIBIT INDEX

Exhibit Number	Exhibit Description
(a)(1)	Agreement and Declaration of Trust.*
(a)(2)	Certificate of Trust.*
(a)(3)	Amended Certificate of Trust.*
(a)(4)	Amended and Restated Agreement and Declaration of Trust.*
(a)(5)	Amended Certificate of Trust.*
(b)	By-laws of Registrant.*
(g)(1)	Investment Advisory Agreement.*
(g)(2)	Investment Sub-Advisory Agreement.*
(h)(1)	Underwriting Agreement.*
(h)(2)	Shareholder Servicing Plan and Agreement.*
(h)(3)	Form of Selected Dealer Agreement.*
(h)(4)	Form of New Account Application.
(j)	Custodian Agreement.*
(k)(1)	Administrative Services Agreement.*
(k)(2)	Sub-Administrative Services Agreement.*
(k)(3)	Transfer Agent Agreement.*
(k)(4)	Sub-Transfer Agent Agreement.*
(k)(5)	Expense Limitation Agreement.
(k)(6)	CCO Services Agreement.*
(k)(7)	CFO Services Agreement.*
(l)	Opinion and consent of Proskauer Rose LLP.*
(n)	Consent of Registrant’s independent registered public accounting firm.*
(p)	Subscription Agreement.*
(r)(1)	Code of Ethics of Registrant.*
(r)(2)	Code of Ethics of Advisor.*
(r)(3)	Code of Ethics of Sub-Advisor.*
(r)(4)	Code of Ethics of the Principal Underwriter.*
(s)	Powers of Attorney and certified resolutions authorizing the same.*

*	Previously filed.